Financial risk management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [line items]
Description of internal credit ratings process	Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings as well as exposure limits. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business. All counterparties are re-assessed regularly.
Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 854	$ 723
Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	8,488	8,560
Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,032	1,603
Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	318	159
Investment grade, rated A or above [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	460	262
Investment grade, rated A or above [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,811	2,148
Investment grade, rated A or above [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	682	1,079
Investment grade, rated A or above [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	100	84
Other investment grade [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	150	214
Other investment grade [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	5,412	6,135
Other investment grade [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	350	525
Other investment grade [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	183	71
Non-investment grade or not rated [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	244	247
Non-investment grade or not rated [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,265	278
Non-investment grade or not rated [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	0	0
Non-investment grade or not rated [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 35	$ 5